SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	1,252,178	-	-	1,252,178
Convertible loan	-	-	1,029,300	1,029,300
Total assets	1,252,178	-	1,029,300	2,281,478

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the Level 1 assets for the period April 5, 2023 through September 30, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the investment in Plantify as at April 5, 2023 (*)	929,800
Additional investment in shares of Plantify	417,890
Changes in fair value	(95,512)
Outstanding at September 30, 2023	1,252,178

The following table presents the changes in fair value of the Level 3 assets for the period April 5, 2023 through September 30, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the convertible loan issued as at April 5, 2023 (*)	1,021,300
Changes in fair value	8,000
Outstanding at September 30, 2023	1,029,300

(*)	Relative fair value calculated at inception.